Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Nov. 07, 2014
Document Creation Date	dei_DocumentCreationDate	Nov. 06, 2014